7. Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)
	10/01/2012 to 06/30/2013	10/01/2011 to 06/30/2012
Current
Federal	$-	$-
State	800	800
Income taxes paid	$800	$800